TRADE AND OTHER PAYABLES - Disclosure of aged analysis of the trade and other payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Total Accounts Payable	$ 2,426,556	$ 2,053,426
Accrued Liabilities	889,090	580,485
Total Trade and Other Payables	$ 3,315,646	$ 2,633,911